SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 16 -	SHAREHOLDERS' EQUITY

a.
TAT's Ordinary shares confer upon their holders' voting rights, the right to receive dividends, if declared, and any amounts payable upon the dissolution, liquidation or winding up of the affairs of TAT.

TAT's treasury shares have no rights.

On December 21, 2023, TAT completed the issuance and sale of 1,158,600 Ordinary Shares of the Company in a private placement to Israeli institutional and accredited investors (as defined under Israel’s Securities Law, 5728-1968), for a purchase price of NIS 31.70 per share (which equaled $8.77 per share based on the exchange rate published by the Bank of Israel at such time),, resulting in net proceeds to the Company, after deducting offering expenses, of approximately NIS 36.2 million (or approximately $10.0 million*). The newly issued shares represent approximately 11.5% of the Company’s issued and outstanding Ordinary Shares after the consummation of such sale. The private offering expenses totaled to $141 thousands.

b.	Stock option plans:

In November 2011, our audit committee and board of directors approved a stock option plan (the “2012 Plan”), which was subsequently approved by TAT’s shareholders, on June 28, 2012. According to the 2012 Plan an aggregate of 980,000 options exercisable into up to 980,000 ordinary shares, 0.9 NIS par value, of TAT may be granted to certain members of our board of directors and certain senior executives at an exercise price not less than the fair market value of the shares covered by the option on the date of grant.

On August 30, 2018 the Company's compensation committee, followed by the Board of Directors, approved the amended and restated Company's 2012 Plan. On October 4, 2018 the Company's amended and restated 2012 Plan was approved at the annual general meeting of shareholders. As part of the Company's 2012 Plan’s amendments it was determined that if the Company declares a cash dividend to its shareholders, and the distribution date of such dividend will precede the exercise date of an Option, including for the avoidance of doubt, Options that have yet to become vested and Options which have been granted prior to the adoption of such amendment to the Plan, the exercise price of the option shall be reduced in the amount equal to the cash dividend per share distributed by the Company.

Following the approval of TAT's audit committee and board of directors, on November 8, 2022 the Company’s shareholders approved the 2022 stock option plan at the same condition like 2012 plan (the “2022 Plan”, and together with the 2012 Plan, the “Plans”). According to the 2022 Plan an aggregate of 550,000 options exercisable into up to 550,000 ordinary shares, 0.9 NIS par value, of TAT may be granted to certain members of our board of directors and certain senior executives at an exercise price not less than the fair market value of the shares covered by the option on the date of grant

Total aggregate option pool under the Plans is 1,530,000 (*) ordinary share of the Company.

In general, the options under the Plans vest over a period of 4 years as follows: 25% of the options vest upon the lapse of 12 months following the date of grant and the remaining 75% vest on a quarterly basis over the remaining 3-year period. The options expired within 7 years from the date of grant. Pursuant to the Plans, any options that are cancelled or not exercised within the option period determined in the relevant option agreement will become available for future grants.

The grant of options to Israeli employees under the Plans is subject to the terms stipulated by Sections 102 and 102A of the Israeli Income Tax Ordinance. Each option grant is subject to the track chosen by the Company, either Section 102 or Section 102A of the Israeli Income Tax Ordinance, and pursuant to the terms thereof, the Company is not allowed to claim as an expense for tax purposes the amounts credited to employees as benefits, including amounts recorded as salary benefits in the Company’s accounts, in respect of options granted to employees under the Plans, with the exception of the work income benefit component, if any, determined on grant date. For nonemployees and for non-Israeli employees, the share option plan is subject to Section 3(i) of the Israeli Income Tax Ordinance.

As of December 31, 2023, options to purchase 625,000 ordinary shares were outstanding under the Plans, exercisable at an average exercise price of $7.31 per share.

(*) of which 1,291,755 options are approved by the Tel Aviv Stock Exchange to be allocated to grantees.

(1)	On March 30, 2021, pursuant to the 2012 Plan, TAT’s Board of Directors approved the grant of 25,000 Options, at an exercise price of $5.91 per share, to senior executive.

(2)	On March 30, 2021, pursuant to the 2012 Plan, TAT’s Board of Directors approved the grant of 25,000 Options, at an exercise price of $5.91 per share, to senior executive.

(3)	On March 30, 2021, pursuant to the 2012 Plan, TAT’s Board of Directors approved the grant of 25,000 Options, at an exercise price of $5.91 per share, to senior executive.

(4)	On March 30, 2021, pursuant to the 2012 Plan, TAT’s Board of Directors approved the grant of 25,000 Options, at an exercise price of $5.91 per share, to senior executive.

(5)	On July 25, 2021, pursuant to the 2012 Plan, TAT’s Board of Directors approved the grant of 20,000 Options, at an exercise price of $6.41 per share, to senior executive.

(6)	On August 30, 2021, pursuant to the 2012 Plan, TAT’s Board of Directors approved the grant of 100,000 Options, at an exercise price of $7 per share, to senior executive.

(7)	On March 22, 2022, pursuant to the 2012 Plan, TAT’s Board of Directors approved the grant of 50,000 Options, at an exercise price of $6.59 per share, to senior executive.

(8)	On May 1, 2022, pursuant to the 2012 Plan, TAT’s Board of Directors approved the grant of 20,000 Options, at an exercise price of $6.42 per share, to senior executive.

(9)	On May 22, 2022, pursuant to the 2012 Plan, TAT’s Board of Directors approved the grant of 50,000 Options, at an exercise price of $6.56 per share, to senior executive.

(10)	On December 1, 2022, pursuant to the 2022 Plan, TAT’s Board of Directors approved the grant of 50,000 Options, at an exercise price of $6.42 per share, to senior executive.

(11)	On January 9, 2023, pursuant to the 2022 Plan, TAT’s Board of Directors approved the grant of 50,000 Options, at an exercise price of $6.31 per share, to senior executive.

(12)	On February 10, 2023, pursuant to the 2022 Plan, TAT’s Board of Directors approved the grant of 35,000 Options, at an exercise price of $6.31 per share, to senior executive.

(13)	On March 29, 2023, pursuant to the 2022 Plan, TAT’s Board of Directors approved the grant of 35,000 Options, at an exercise price of $6.07 per share, to senior executive.

(14)	On May 30, 2023, pursuant to the 2022 Plan, TAT’s Board of Directors approved the grant of 30,000 Options, at an exercise price of $6.45 per share, to senior executive.

(15)	On August 28, 2023, pursuant to the 2022 Plan, TAT’s Board of Directors approved the grant of 40,000 Options, at an exercise price of $8.00 per share, to senior executive.

The fair value of the Company’s stock options granted under the 2012 and 2022 plan for the years ended December 31, 2023, 2022 and 2021 was estimated using the following assumptions:

	2023	2022	2021

Expected stock price volatility	48% – 54.8%	48.4% – 54.48%	45.6% – 52%
Expected option life (in years)	4.6	1-5	3.5-5
Risk free interest rate	3.71% – 4.54%	0.63% – 4.04%	0.1% – 0.64%
Dividend yield	0%	0%	0%

The Company uses the Black-Scholes option pricing model to determine the weighted average fair value of options. The volatility factor used in the Black-Scholes option pricing model is based on historical stock price fluctuations. The expected term of options is based on the simplified method. The Company is able to use the simplified method as the options qualify as “plain vanilla” options as defined by ASC 718-10-S99 and since the Company does not have sufficient historical exercise data to provide a reasonable basis to estimate expected term. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the stock options granted. Following the Company's amended and restated 2012 stock plan and 2022 stock plan related to the adjustment of the exercise price in respect of dividend distribution, the dividend yield was amended to 0%.

The following table is a summary of the activity of TAT's Stock Option plan:

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2023		2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	675,000	$7.17	720,000	$6.8	621,460	$7.26
Granted	190,000	6.63	170,000	6.56	220,000	6.45
Forfeited	(196,614)	6.52	(178,150)	5.63	(121,460)	8.9
Exercised	*(43,386)	5.68	(36,850)	5.25	-	-

Outstanding at the end of the year	625,000	7.31	675,000	7.17	720,000	6.8

Exercisable at the end of the year	373,438	7.91	412,813	$7.54	379,375	$7.44

The weighted-average grant-date fair value of options granted was $2.45 in 2023, $2.33 in 2022 and $1.92 in 2021. The aggregate intrinsic value for the options outstanding as of December 31, 2023, 2022 and 2021 was $1.78 million, $0 and $0, respectively.

As of December 31, 2023, total unrecognized compensation cost was $382 and is expected to be recognized over a weighted-average period of 1.39 years.

* Out of which 12,500 awards were exercised on a cashless basis in 2023.